UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2021

Tanaka Growth Fund

AMYRIS, INC.

Ticker Symbol:AMRS	Cusip Number:03236M200
Record Date: 4/1/2021	Meeting Date: 5/28/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Four Class II Directors To Serve For a Three-Year Term	For	Issuer	For	With
2	Ratification of the Appointment of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Approval of Amended and Restated 2010 Employee Stock Purchase Plan	For	Issuer	For	With
4	Approval of Amendment to Certificate of Incorporation to Increase Authorized Shares	For	Issuer	For	With

FACEBOOK, INC.

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/1/2021	Meeting Date: 5/26/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Elect Nine Directors To Serve Until the Next Annual Meeting of Shareholders and Until His or Her Successor Has Been Elected and Qualified, or Until His or Her Early Death, Resignation, or Removal	For	Issuer	For	With
2	To Ratify the Appointment of Ernst & Young LLP as our Independent Registered Public Accounting Firm For the Fiscal Year Ending December 31, 2021	For	Issuer	For	With
3	To Approve An Amendment to the Director Compensation Policy	For	Issuer	For	With
4	Shareholder Proposal Regarding Dual Class Capital Structure	Against	Stockholder	Against	With
5	Shareholder Proposal Regarding an Independent Chair	Against	Stockholder	Against	With
6	Shareholder Proposal Regarding Child Exploitation	Against	Stockholder	Against	With
7	Shareholder Proposal Regarding Human/Civil Rights Expert on Board	Against	Stockholder	Against	With
8	Shareholder Proposal Regarding Platform Misuse	Against	Stockholder	Against	With
9	Shareholder Proposal Regarding Public Benefit Corporation	Against	Stockholder	Against	With

NEXGEN ENERGY LTD.

Ticker Symbol:NXE.TO	Cusip Number:GSCAC9633
Record Date: 4/30/2021	Meeting Date: 6/10/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Receive the Audited Consolidated Financial Statements of the Company for the Financial Year Ended December 31, 2020 Together With the Report of the Independent Auditors Thereon	For	Issuer	For	With
2	To Elect the Nine Directors of the Company for the Ensuing Year	For	Issuer	For	With
3	To Re-Appoint KPMG LLP as Independent Auditor of the Company For The 2021 Financial Year and to Authorize The Director to Fix Their Remuneration	For	Issuer	For	With

NVIDIA CORPORATION

Ticker Symbol:NVDA	Cusip Number:67066G104
Record Date: 4/5/2021	Meeting Date: 6/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Thirteen Directors Nominated by the Board of Directors	For	Issuer	For	With
2	Advisory Approval of Our Executive Compensation	For	Issuer	For	With
3	Ratification of the Selection of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for Fiscal Year 2022	For	Issuer	For	With
4	Approval of an Amendment to our Amended and Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock from 2 Billion Shares to 4 Billion Shares	For	Issuer	For	With

TESLA, INC.

Ticker Symbol:TSLA	Cusip Number:88160R101
Record Date: 7/31/2020	Meeting Date: 9/22/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect three Class I directors to serve for a term of three years or until their respective successors are duly elected and qualified	For	Issuer	For	With
2	To approve executive compensation on a non-binding advisory basis	For	Issuer	For	With
3	To ratify the appointment of PricewaterhouseCoopers LLP as Tesla's independent registered public accounting firm for the fiscal year ending December 31, 2020	For	Issuer	For	With
4	Shareholder proposal that Tesla should spend at least $50/car produced to advertise its products/services in order to increase brand and product awareness and interest	Against	Stockholder	Against	With
5	Shareholder proposal that the board take each step necessary so that each voting requirement in our charter and bylaws that calls for a greater than simply majority vote be eliminated	Against	Stockholder	Against	With
6	Shareholder proposal that the Board of Directors oversee the preparation of a report on the impact of the use of mandatory arbitration on Tesla's employees and workplace culture	Against	Stockholder	Against	With
7	Shareholder proposal that the Board of Directors prepare a report, at reasonable cost and omitting proprietary information, on Tesla's processes for embedding respect for human rights within operations and through business relationships	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

Date: August 31, 2021

By Benjamin Bratt

* Benjamin Bratt

Chief Financial Officer

Date: August 31, 2021

*Print the name and title of each signing officer under his or her signature.